Filed pursuant to Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 June 18, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:             First Trust Exchange-Traded Fund VI
                      (File Nos. 333-182308 and 811-22717)
               --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on June 13, 2018. The Registration Statement relates to the First Trust RBA American Industrial Renaissance(R) ETF, First Trust RBA Quality Income ETF and First Trust Rising Dividend Achievers ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP

                                             By: /s/ Morrison C. Warren
                                                 -------------------------------
                                                     Morrison C. Warren

Enclosure